Expense Example {- Fidelity® Nasdaq Composite Index® Fund} - 11.30 Fidelity Nasdaq Composite Index Fund PRO-10 - Fidelity® Nasdaq Composite Index® Fund - Fidelity Nasdaq Composite Index Fund-Default	Jan. 29, 2022 USD ($)
Expense Example:
1 year	$ 30
3 years	104
5 years	188
10 years	$ 435